FINANCIAL RISK MANAGEMENT - Interest rate risk (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest rate risk
Financial assets	$ 3,003,963	$ 5,791,923
Financial liabilities	$ 1,005,308	945,130
Interest rate risk
Interest rate risk
Percentage of reasonably possible increase in risk assumption	0.50%
Percentage of reasonably possible decrease in risk assumption	0.50%
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ 8,969	12,000
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	(8,969)	(12,000)
Financial assets	2,131,741	2,398,259
Interest rate risk | Floating rate
Interest rate risk
Financial assets	2,131,741	2,394,754
Interest rate risk | Fixed rate
Interest rate risk
Financial assets	53,456	3,505
Cash at bank / on hand
Interest rate risk
Financial assets	2,131,741	5,487,035
Cash at bank / on hand | Interest rate risk
Interest rate risk
Financial assets	$ 2,131,741	$ 2,394,754
Weighted ave. effective rate (as a percent)	1.74%	1.74%
Cash at bank / on hand | Interest rate risk | Floating rate
Interest rate risk
Financial assets	$ 2,131,741	$ 2,394,754
Performance bond and deposits
Interest rate risk
Financial assets	53,456	3,505
Performance bond and deposits | Interest rate risk
Interest rate risk
Financial assets	53,456	3,505
Performance bond and deposits | Interest rate risk | Fixed rate
Interest rate risk
Financial assets	$ 53,456	$ 3,505